Revenues - Additional Information (Details) $ in Millions	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020 COUNTRY Customer	Sep. 30, 2021 USD ($) Customer COUNTRY	Sep. 30, 2020 Customer COUNTRY	Sep. 30, 2020 Customer COUNTRY	Sep. 30, 2021 USD ($) COUNTRY Customer	Dec. 31, 2020 USD ($) Customer COUNTRY	Dec. 31, 2019 USD ($) Customer COUNTRY
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Contract asset balance | $		$ 11.6			$ 11.6	$ 4.2	$ 6.1
Contract liability balance | $		$ 0.5			$ 0.5	$ 0.4	$ 0.7
Customer Concentration Risk | Revenue | No Customers [Member]
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Concentration risk, percentage	10.00%	10.00%			10.00%	10.00%	10.00%
Concentration risk, number of customers	0	0			0		0
Customer Concentration Risk | Revenue | One Customer [Member]
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Concentration risk, percentage			12.00%	11.00%		12.00%
Concentration risk, number of customers			1	1		1
Customer Concentration Risk | Accounts Receivable | No Customers [Member]
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Concentration risk, number of customers	0	0	0	0	0	0	0
Customer Concentration Risk | International
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Concentration risk, number of country | COUNTRY	0	0	0	0	0	0	0
Customer Concentration Risk | International | Revenue
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%